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               ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                     FORM 24F-2



     1.   Name and address of issuer:   HERITAGE CAPITAL APPRECIATION TRUST
                                        880 Carillon Parkway
                                        St. Petersburg, FL 33716

     2.   Name of each series or class of funds for which this notice is filed:

               HERITAGE CAPITAL APPRECIATION TRUST:     Class A
                                                        Class C

     3.   Investment Company Act File Number:     File No. 811-4338

          Securities Act File Number:             File No. 002-98634

     4.   Last day of fiscal year for which this notice is filed:

               August 31, 1996

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A                                                           /_/

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

               N/A

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               1,053,947 shares at an aggregate sales price of $13,365,168

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               587,801 shares at an aggregate sales price of $8,572,838

     9. Number and aggregate sale price of securities sold during the fiscal year:

               219,730 shares at an aggregate sales price of $3,404,785
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     10.  Number and aggregate sale price of securities sold during the fiscal period in reliance upon registration pursuant to rule 24f-2:

               219,730 shares at an aggregate sales price of $3,404,785

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               553,868 shares at an aggregate sales price of $7,870,069

     12.  Calculation of filing fee:

            (i)       Aggregate sale price of securities sold during the
                      fiscal year in reliance on rule 24f-2 (from Item 10):                   $3,404,785

            (ii)      Aggregate price of shares issued in connection with
                      dividend reinvestment plans (from Item 11, if
                      applicable):                                                             +7,870,069


            (iii)     Aggregate price of shares redeemed or repurchased
                      during the fiscal year (if applicable):                                 -14,305,622

            (iv)      Aggregate price of shares redeemed or repurchased and
                      previously applied as a reduction to filing fees
                      pursuant to rule 24e-2 (if applicable):                                         -0-

            (v)       Net aggregate price of securities sold and issued
                      during the fiscal year in reliance on rule 24f-2 [line
                      (i), plus line (ii), less line (iii), plus line (iv)]
                      (if applicable):                                                         -3,030,768

            (vi)      Multiplier prescribed by Section 6(b) of the
                      Securities Act of 1933 or other applicable law or
                      regulation (see Instruction C.6):                                           x 1/3300

            (vii)     Fee due [line (i) or line (v) multiplied by line
                      (vi)]:                                                                         $0

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             / /

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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               N/A

                                     SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)           /s/ Stephen G. Hill
                                        ------------------------
                                        Stephen G. Hill
                                        President

     Date:  October 30, 1996
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